Investments in Associates and Joint Ventures - Financial Disclosures of Joint Ventures (Details) - CAD ($)		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures
Commitments made by entity, related party transactions		$ 1
Condensed balance sheet
Cash and cash equivalents		123,000,000	$ 89,000,000	$ 62,000,000
Current liabilities (other than current financial liabilities)		79,000,000	82,000,000
Current financial liabilities		101,000,000	101,000,000
Other liabilities		202,000,000	178,000,000
Condensed statements of earnings
Sales		4,649,000,000	4,321,000,000
Depreciation and amortization		244,000,000	215,000,000
Financing expense		84,000,000	86,000,000
Provision for (recovery of) income taxes		49,000,000	(81,000,000)
Net earnings		94,000,000	522,000,000
Other comprehensive income (loss)
Comprehensive income including non-controlling interests for the year		127,000,000	511,000,000
Cascades Sonoco US Inc.
Condensed balance sheet
Cash and cash equivalents		1,000,000
Current assets (other than cash and cash equivalents and current financial assets)		32,000,000	30,000,000
Other assets		38,000,000	31,000,000
Current liabilities (other than current financial liabilities)		10,000,000	10,000,000
Current financial liabilities		4,000,000	2,000,000
Other liabilities		6,000,000	4,000,000
Long-term financial liabilities		14,000,000	14,000,000
Condensed statements of earnings
Sales		119,000,000	119,000,000
Depreciation and amortization		2,000,000	2,000,000
Financing expense		1,000,000	1,000,000
Provision for (recovery of) income taxes		2,000,000	1,000,000
Net earnings		6,000,000	8,000,000
Other comprehensive income (loss)
Translation adjustment		3,000,000	(2,000,000)
Comprehensive income including non-controlling interests for the year		9,000,000	6,000,000
Condensed cash flow
Dividend received from associates		$ 2,000,000	4,000,000
Proportion of ownership interest in joint venture		50.00%
Cascades Sonoco Inc.
Condensed balance sheet
Cash and cash equivalents		$ 1,000,000
Current assets (other than cash and cash equivalents and current financial assets)		32,000,000	28,000,000
Other assets		15,000,000	17,000,000
Current liabilities (other than current financial liabilities)		10,000,000	6,000,000
Current financial liabilities		1,000,000	1,000,000
Other liabilities		3,000,000	3,000,000
Long-term financial liabilities		0	3,000,000
Condensed statements of earnings
Sales		97,000,000	96,000,000
Depreciation and amortization		2,000,000	2,000,000
Financing expense		0	0
Provision for (recovery of) income taxes		2,000,000	1,000,000
Net earnings		6,000,000	4,000,000
Other comprehensive income (loss)
Translation adjustment		0	0
Comprehensive income including non-controlling interests for the year		6,000,000	4,000,000
Condensed cash flow
Dividend received from associates		$ 2,000,000	1,000,000
Proportion of ownership interest in joint venture		50.00%
Maritime Paper Products Limited Partnership
Condensed balance sheet
Cash and cash equivalents		$ 0
Current assets (other than cash and cash equivalents and current financial assets)		26,000,000	25,000,000
Other assets		29,000,000	28,000,000
Current liabilities (other than current financial liabilities)		5,000,000	4,000,000
Current financial liabilities		1,000,000	1,000,000
Other liabilities		0	0
Long-term financial liabilities		3,000,000	4,000,000
Condensed statements of earnings
Sales		108,000,000	102,000,000
Depreciation and amortization		2,000,000	2,000,000
Financing expense		0	0
Provision for (recovery of) income taxes		0	0
Net earnings		3,000,000	7,000,000
Other comprehensive income (loss)
Translation adjustment		0	0
Comprehensive income including non-controlling interests for the year		3,000,000	7,000,000
Condensed cash flow
Dividend received from associates		$ 0	1,000,000
Proportion of ownership interest in joint venture		40.00%
Tencorr Holdings Corporation
Condensed balance sheet
Cash and cash equivalents		$ 0
Current assets (other than cash and cash equivalents and current financial assets)		20,000,000	20,000,000
Other assets		10,000,000	12,000,000
Current liabilities (other than current financial liabilities)		15,000,000	14,000,000
Current financial liabilities		3,000,000	5,000,000
Other liabilities		3,000,000	0
Long-term financial liabilities		0	1,000,000
Condensed statements of earnings
Sales		137,000,000	111,000,000
Depreciation and amortization		1,000,000	2,000,000
Financing expense		0	0
Provision for (recovery of) income taxes		1,000,000	0
Net earnings		1,000,000	1,000,000
Other comprehensive income (loss)
Translation adjustment		0	0
Comprehensive income including non-controlling interests for the year		1,000,000	1,000,000
Condensed cash flow
Dividend received from associates		$ 0	$ 0
Proportion of ownership interest in joint venture	33.30%	33.30%